Share-based Compensation - Schedule of share-based compensation cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation cost
Share-based compensation	¥ 3,647,662	¥ 3,882,939	¥ 3,242,810
Cost of revenues
Share-based compensation cost
Share-based compensation	1,004,581	1,185,854	823,765
Selling and marketing expenses
Share-based compensation cost
Share-based compensation	132,666	104,534	132,801
General and administrative expenses
Share-based compensation cost
Share-based compensation	916,675	1,069,850	1,119,018
Research and development expenses
Share-based compensation cost
Share-based compensation	¥ 1,593,740	¥ 1,522,701	¥ 1,167,226